United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Quarter ended 07/31/13

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
July 31, 2013 (unaudited)
Shares			Value
		COMMON STOCK—97.8%
		Basic Industries—3.4%
13,600		Ashland, Inc.	$1,181,024
16,602		Bunge Ltd.	1,261,918
10,700		CF Industries Holdings, Inc.	2,097,307
18,100		Cliffs Natural Resources, Inc.	353,131
38,600		Domtar, Corp.	2,683,086
17,700		International Paper Co.	855,087
10,700		Timken Co.	625,094
		TOTAL	9,056,647
		Capital Goods—6.9%
23,500		AGCO Corp.	1,321,875
6,400		Alliant Techsystems, Inc.	595,840
26,600		Caterpillar, Inc.	2,205,406
1,300		Dover Corp.	111,332
92,030		General Cable Corp.	2,900,786
5,900		General Dynamics Corp.	503,506
49,900		General Electric Co.	1,216,063
11,800		Joy Global, Inc.	584,100
12,100		L-3 Communications Holdings, Inc.	1,127,115
35,600		Northrop Grumman Corp.	3,277,336
18,600		Raytheon Co.	1,336,224
18,800	[1]	Terex Corp.	554,224
32,900		Textron Inc.	900,802
37,400		Trinity Industries, Inc.	1,472,438
		TOTAL	18,107,047
		Consumer Cyclicals—6.7%
17,215		Abercrombie & Fitch Co., Class A	858,512
61,013	[1]	Career Education Corp.	196,462
52,300		CVS Caremark Corp.	3,215,927
54,002		Dillards, Inc., Class A	4,559,389
17,900		Guess ?, Inc.	602,872
17,400		Harman International Industries, Inc.	1,053,222
75,000		Kohl's Corp.	3,973,500
15,900		Lowe's Cos., Inc.	708,822
22,635	[1]	Penney (J.C.) Co., Inc.	330,471
20,792	[1]	RadioShack Corp.	56,762
43,900		Royal Caribbean Cruises Ltd.	1,672,151
7,000		Stanley Black & Decker Inc.	592,340
		TOTAL	17,820,430
		Consumer Durables—2.1%
34,500	[1]	General Motors Co.	1,237,515
20,200		Johnson Controls, Inc.	812,242
23,300		Lear Corp.	1,613,991
13,400	[1]	TRW Automotive Holdings Corp.	982,354
6,200		Whirlpool Corp.	830,428
		TOTAL	5,476,530
		Consumer Staples—5.6%
20,300		Archer-Daniels-Midland Co.	740,341

Shares			Value
		COMMON STOCK—continued
		Consumer Staples—continued
22,100		Coca-Cola Enterprises, Inc.	$829,634
15,500		Energizer Holdings, Inc.	1,577,900
12,100		Ingredion, Inc.	813,120
245,821		Safeway Inc.	6,339,724
164,092		Tyson Foods, Inc., Class A	4,532,221
		TOTAL	14,832,940
		Energy—15.3%
18,100		Apache Corp.	1,452,525
62,615		Chevron Corp.	7,882,602
98,199		ConocoPhillips	6,369,187
36,400		Exxon Mobil Corp.	3,412,500
11,300		Helmerich & Payne, Inc.	714,160
36,700		Hess Corp.	2,732,682
15,400		HollyFrontier Corp.	701,470
92,874		Marathon Oil Corp.	3,376,899
19,300		Marathon Petroleum Corp.	1,415,269
25,500		Murphy Oil Corp.	1,726,860
137,090		Patterson-UTI Energy, Inc.	2,710,269
22,100		Peabody Energy Corp.	365,976
34,300		Phillips 66	2,109,450
39,332		Tesoro Petroleum Corp.	2,236,024
88,349		Valero Energy Corp.	3,160,244
		TOTAL	40,366,117
		Financial Services—27.6%
8,400		Allied World Assurance Holdings Ltd.	795,060
12,500		Allstate Corp.	637,250
14,600		American Financial Group, Inc.	754,674
67,200	[1]	American International Group, Inc.	3,058,272
71,807		Ameriprise Financial, Inc.	6,390,823
34,260		Assurant, Inc.	1,855,522
19,700		Axis Capital Holdings Ltd.	858,132
246,886		Bank of America Corp.	3,604,536
44,300		Bank of New York Mellon Corp.	1,393,235
10,900		Capital One Financial Corp.	752,318
9,100		CIGNA Corp.	708,253
35,100		Citigroup, Inc.	1,830,114
71,734		Comerica, Inc.	3,051,564
317,900		Fifth Third Bancorp	6,113,217
257,223		First Horizon National Corp.	3,171,560
26,000		Goldman Sachs Group, Inc.	4,264,780
127,500		JPMorgan Chase & Co.	7,105,575
95,900		KeyCorp	1,178,611
24,400		Northern Trust Corp.	1,428,376
11,400		PartnerRe Ltd.	1,020,756
28,200		PNC Financial Services Group	2,144,610
92,050		Prudential Financial, Inc.	7,269,188
35,100		SLM Corp.	867,321
24,100		State Street Corp.	1,679,047
51,100		SunTrust Banks, Inc.	1,777,769
60,370		The Travelers Cos., Inc.	5,043,914
49,300		U.S. Bancorp	1,839,876

Shares			Value
		COMMON STOCK—continued
		Financial Services—continued
34,500		Wells Fargo & Co.	$1,500,750
29,435		Zions Bancorp.	872,453
		TOTAL	72,967,556
		Health Care—11.0%
41,964		Aetna, Inc.	2,692,830
1,900		Cardinal Health, Inc.	95,171
35,300	[1]	Endo Health Solutions Inc.	1,357,638
37,181	[1]	Health Net, Inc.	1,140,341
18,812		Humana, Inc.	1,716,783
72,114		Eli Lilly & Co.	3,829,974
102,800		Merck & Co., Inc.	4,951,876
20,400		Omnicare, Inc.	1,076,916
106,600		Pfizer, Inc.	3,115,918
16,332		Quest Diagnostics, Inc.	952,319
31,300		St. Jude Medical, Inc.	1,639,807
31,700		UnitedHealth Group, Inc.	2,309,345
31,775		Wellpoint, Inc.	2,718,669
16,591		Zimmer Holdings, Inc.	1,385,017
		TOTAL	28,982,604
		Information Technology—9.2%
103,486	[1]	Avnet, Inc.	3,898,318
29,600		CA, Inc.	880,304
10,900		Computer Sciences Corp.	519,494
201,943		Corning, Inc.	3,067,514
7,000		GameStop Corp.	343,420
74,500		Hewlett-Packard Co.	1,913,160
115,909	[1]	Ingram Micro, Inc., Class A	2,646,203
15,856		Lexmark International Group, Class A	594,441
10,900	[1]	Sandisk Corp.	600,808
87,806	[1]	Tech Data Corp.	4,507,960
210,457	[1]	Vishay Intertechnology, Inc.	3,028,476
36,200		Western Digital Corp.	2,330,556
		TOTAL	24,330,654
		Public Utilities—8.1%
85,100		AES Corp.	1,058,644
14,300		Ameren Corp.	512,083
23,500		American Electric Power Co., Inc.	1,089,225
177,701		AT&T, Inc.	6,267,514
99,900		CenturyLink, Inc.	3,581,415
11,300		Consolidated Edison Co.	676,870
50,900		Edison International	2,537,365
20,600		Entergy Corp.	1,390,500
14,300		Exelon Corp.	437,437
5,000		PPL Corp.	158,850
36,600		Public Service Enterprises Group, Inc.	1,236,714
18,400		Telephone and Data System, Inc.	487,784
37,221		Verizon Communications	1,841,695
		TOTAL	21,276,096

Shares			Value
		COMMON STOCK—continued
		Public Utilities—continued
		Transportation—1.9%
370,940		Southwest Airlines Co.	$5,130,100
		TOTAL COMMON STOCK (IDENTIFIED COST $207,957,171)	258,346,721
		MUTUAL FUND—2.1%
$5,634,719	[2,3]	Federated Prime Value Obligations Fund, Class Institutional Shares, 0.06% (AT NET ASSET VALUE)	5,634,719
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $213,591,890)[4]	263,981,440
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	180,737
		TOTAL NET ASSETS—100%	$264,162,177
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	At July 31, 2013, the cost of investments for federal tax purposes was $213,591,890. The net unrealized appreciation of investments for federal tax purposes was $50,389,550. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,044,848 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,655,298.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment MDTA LLC (“Adviser”) and certain of the Advisor's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013